Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,210,492.80
Total Fee Amount	3,067.26
Total Offset Amount	0.00
Net Fee	$ 3,067.26
Offering Table N/A
Offset Table N/A	N/A